Risk Report - Market Risk (Tables)	12 Months Ended
Dec. 31, 2024
Market Risk [Abstract]
Trading Market Risk - Value-at Risk of Trading Units by Risk Type [text block table]	Value-at-Risk of Trading Units by Risk Type¹ Total Diversificationeffect Interest raterisk Credit spreadrisk Equity pricerisk Foreign exchangerisk² Commodity pricerisk in € m. 2024 2023 2024 2023 2024 2023 2024 2023 2024 2023 2024 2023 2024 2023 Average 31.4 40.7 (41.2) (46.3) 26.9 27.5 22.9 38.6 10.2 7.8 11.6 12.1 1.0 0.9 Maximum 60.6 74.3 (27.2) (21.2) 55.1 40.1 35.5 68.4 15.6 14.9 19.0 17.4 1.8 2.8 Minimum 19.0 23.2 (56.2) (64.9) 13.4 15.7 17.6 21.9 6.2 4.5 6.3 8.2 0.3 0.2 Period-end 24.9 39.0 (48.3) (31.9) 31.3 20.3 19.5 28.4 10.8 11.0 10.1 10.9 1.5 0.3 1 Figures for 2024 as of December 31, 2024. Figures for 2023 as of December 31, 2023 2 Includes value-at-risk from gold and other precious metal positions
Trading Market Risk - Average, Maximum and Minimum Incremental Risk Charge of Trading Units (with a 99.9 percent confidence level and one-year capital horizon) [text block table]	Average, Maximum and Minimum Incremental Risk Charge of Trading Units (with a 99.9% confidence level and one-year capital horizon)1,2,3 Total Credit Trading Global Rates Emerging Markets Other in € m. 2024 2023 2024 2023 2024 2023 2024 2023 2024 2023 Average 604.9 563.3 191.8 (15.0) 210.1 363.4 205.9 228.1 (2.9) (13.2) Maximum 755.5 904.6 247.3 121.4 375.7 892.5 350.1 349.9 49.5 32.0 Minimum 501.5 330.3 95.3 (130.9) 125.4 198.7 142.9 122.4 (54.2) (80.6) Period-end 501.5 570.3 176.5 90.8 125.4 198.7 229.5 284.5 (29.9) (3.6) 1 Amounts show the bands within which the values fluctuated during the 12-weeks preceding December 31, 2024 and December 31, 2023, respectively 2 Business line breakdowns have been updated for 2024 reporting to better reflect the current business structure 3 All liquidity horizons are set to 12 months
Nontrading Market Risk - Economic Capital Usage by risk type [text block table]	Economic Capital Usage by risk type. Economic capital usage in € m. Dec 31, 2024 Dec 31, 2023 Interest rate risk 2,770 2,980 Credit spread risk 184 60 Equity and Investment risk 1,172 1,044 Foreign exchange risk 1,665 1,273 Pension risk 944 1,106 Guaranteed funds risk 100 59 Total non-trading market risk portfolios 6,835 6,523